SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATE USEFUL LIFE OF ASSETS

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

SUMMARY OF EXCHANGE OF CURRENCY RATES	The exchange rates utilized are as follows:
	2022	2021
Year-end RMB exchange rate	6.9091	6.3551
Average annual RMB exchange rate	6.7131	6.4522